Recapitalization - Summary of Number of Ordinary Shares Issued Immediately Following the Consummation of the Business Combination (Details) - shares	9 Months Ended
	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022
Restructuring Cost and Reserve [Line Items]
Common stock, outstanding prior to the Business Combination	68,440,829	16,501,984	606,425
Ordinary shares immediately after the Business Combination	68,440,829
Roadzen (DE) Common stock [Member]
Restructuring Cost and Reserve [Line Items]
Ordinary shares immediately after the Business Combination	58,396,520
FPA [Member]
Restructuring Cost and Reserve [Line Items]
Ordinary shares immediately after the Business Combination	702,255
Unvested Restricted Stock Units [Member]
Restructuring Cost and Reserve [Line Items]
Ordinary shares immediately after the Business Combination	9,903,480
Common Class A [Member]
Restructuring Cost and Reserve [Line Items]
Common stock, outstanding prior to the Business Combination	25,012,500
Less: redemption of Vahanna Class A common stock	(15,670,446)
Class A common stock of Vahanna	9,342,054